Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 96.1%
Debt Funds - 14.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	56,973	$3,499,282
iShares 10-20 Year Treasury Bond ETF	59,853	8,056,812
iShares 1-3 Year Treasury Bond ETF	165,336	13,780,756
iShares 1-5 Year Investment Grade Corporate Bond ETF	61,003	3,155,075
iShares 20+ Year Treasury Bond ETF	13,947	1,842,120
iShares 3-7 Year Treasury Bond ETF	37,073	4,524,760
iShares 5-10 Year Investment Grade Corporate Bond ETF	46,438	2,548,053
iShares 7-10 Year Treasury Bond ETF	10,133	1,088,993
iShares Core U.S. Aggregate Bond ETF	83,225	8,913,397
iShares TIPS Bond ETF	44,928	5,596,681
Total Debt Funds		53,005,929
Equity Funds - 82.1%
iShares Core MSCI EAFE ETF	456,151	31,707,056
iShares Core S&P 500 ETF	326,814	148,272,243
iShares Core S&P Mid-Cap ETF	89,341	23,973,764
iShares Core S&P Small-Cap ETF	170,411	18,383,939
iShares ESG Aware MSCI USA ETF	551,128	55,856,823
iShares Global Tech ETF	41,809	2,425,340
iShares MSCI EAFE Growth ETF	52,999	5,102,214
iShares MSCI EAFE Value ETF	226,207	11,369,164
iShares MSCI USA Min Vol Factor ETF	40,575	3,147,403
iShares MSCI USA Value Factor ETF	36,494	3,816,177
iShares U.S. Energy ETF	165,899	6,788,587
Total Equity Funds		310,842,710
Total Exchange Traded Funds
(Cost - $245,414,148)		363,848,639
Short-Term Investments - 2.3%
Money Market Funds - 2.3%
Dreyfus Government Cash Management, 0.19%(a)	5,133,939	5,133,939
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a)	3,435,434	3,435,434
Total Short-Term Investments (Cost - $8,569,373)		8,569,373
Total Investments - 98.4%
(Cost - $253,983,521)		$372,418,012
Other Assets Less Liabilities - Net 1.6%		5,947,636
Total Net Assets - 100.0%		$378,365,648

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	85	6/17/2022	$8,782,200	$(255,580)
MSCI EAFE Future	Goldman Sachs & Co.	138	6/17/2022	14,796,360	(929,265)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	3	6/17/2022	892,125	(77,181)
S&P 500 E-Mini Future	Goldman Sachs & Co.	280	6/17/2022	63,430,500	(3,990,615)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	31	6/17/2022	8,336,520	(326,805)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(5,579,446)